SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 10, 2022	Aug. 27, 2021	May 04, 2021	Apr. 06, 2021	Jan. 30, 2022	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Subsequent Event [Line Items]
Debt Instrument, Description			May 4, 2022 and June 30, 2022, bear interest at the rate of	upon the occurrence and during the continuance of an Event of Default (as defined in the Note), if lower, at a conversion price equal to 75% of the lowest daily volume-weighted average price (“VWAP”) of the Common Stock during the 20 consecutive trading days immediately preceding the applicable conversion date. The Company has the right to prepay all or any portion of the outstanding balance of the Note in an amount equal to 115% or 120%, depending on whether such repayment is made before or after November 5, 2021, multiplied by the portion of the outstanding balance to be prepaid
Debt conversion, shares issued							2,500,000	16,331,766	20,716,750	5,872,362
Debt Conversion, Converted Instrument, Amount							$ 500,000	$ 288,182	$ 472,593	$ 477,763
Proceeds from loan						$ 33,333
Anshu Bhatnagar [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt conversion, shares issued	3,352,066
Debt Conversion, Converted Instrument, Amount	$ 528,607
Director Agreement [Member]
Subsequent Event [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold		$ 20,000
Payments for Other Fees		5,000
Increase in payment of dierctor fees		$ 1,250
Amended And Restated Future Receivables Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from sale of equity					$ 2,910,000
Debt Instrument, Description					The weekly repayment term began during January 2022 and concludes during July 2022, at which time the Agreement will be fully satisfied.
Amended And Restated Future Receivables Agreement [Member] | Investor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from sale of equity					$ 4,050,000